Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Segment Information	The following table presents the segment information for the six months ended June 30, 2024 and 2023, respectively:
	For the Six Months Ended June 30, 2024
	China	United States and others	Total
Revenue	$6,501,871	$1,040,811	$7,542,682
Cost of revenue	3,439,202	976,205	4,415,407
Gross profit	$3,062,669	$64,606	$3,127,275
Net income (loss)	$580,118	$(556,706)	$23,412
Interest (expense) income, net	$(68,319)	$43,041	$(25,278)
Provision for income tax	$64,865	$-	$64,865
Depreciation	$237,245	$208,542	$445,787
Capital expenditures	$29,081	$5,187	$34,268
	For the Six Months Ended June 30, 2023
	China	United States	Total
Revenue	$7,011,172	$1,800,115	$8,811,287
Cost of revenue	3,461,864	1,016,852	4,478,716
Gross profit	$3,549,308	$783,263	$4,332,571
Net income (loss)	$1,271,801	$(987,041)	$284,760
Interest (expense) income, net	$(7,522)	$21,529	$14,007
Provision for income tax	$2,880	$-	$2,880
Depreciation and amortization	$219,282	$183,502	$402,784
Capital expenditures	$96,835	$1,255,187	$1,352,022

Schedule of Total Assets and Liabilities
	June 30, 2024	December 31, 2023
Total assets:
China	$16,771,726	$12,954,728
United States	21,951,991	25,479,568
Total assets	$38,723,717	$38,434,296

Total liabilities:
China	$18,482,014	$14,860,078
United States	8,187,728	11,559,862
Total liabilities	$26,669,742	$26,419,940